Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Abstract]
U.S. Federal, Current	$ 1,648,945	$ 137,721	$ 652,511
State, Current	167,160	128,434	162,974
Total, Current	1,816,105	266,155	815,485
U.S. Federal, Deferred	(491,256)	143,800	(628,132)
State, Deferred	(67,514)	(11,703)	(96,063)
Total, Deferred	(558,770)	132,097	(724,195)
U.S. Federal	1,157,689	281,521	24,379
State	99,646	116,731	66,911
Total	$ 1,257,335	$ 398,252	$ 91,290